Income Taxes (Details)	12 Months Ended											0 Months Ended	3 Months Ended		12 Months Ended		120 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cayman Islands USD ($)	Dec. 31, 2013 Hong Kong USD ($)	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2011 Hong Kong USD ($)	Dec. 31, 2013 Hong Kong Country Style Cooking International Restaurant Chain Group Ltd.	Dec. 31, 2013 PRC	Dec. 31, 2013 PRC Minimum CNY	Jan. 02, 2008 PRC Xinghong	Jun. 30, 2011 PRC Xinghong USD ($)	Jun. 30, 2011 PRC Xinghong CNY	Dec. 31, 2012 PRC Xinghong USD ($)	Dec. 31, 2012 PRC Xinghong CNY	Dec. 31, 2020 PRC Xinghong Subsequent tax period	Dec. 31, 2012 PRC Xinghong Income tax periods for fiscal years ended December 31, 2008 and 2010 USD ($)	Dec. 31, 2012 PRC Xinghong Income tax periods for fiscal years ended December 31, 2008 and 2010 CNY	Dec. 31, 2012 PRC Xinghong Income tax period for fiscal year ended December 31, 2009 USD ($)	Dec. 31, 2012 PRC Xinghong Income tax period for fiscal year ended December 31, 2009 CNY
Income Taxes
Withholding tax imposed upon payment of dividends					$ 0
Statutory income tax rate (as a percent)									16.50%	25.00%
Standard Enterprise Income Tax rate from 2008 to 2010 (as a percent)													25.00%	25.00%
Adjustment to income tax liability for settlement of preferential tax rate																		(1,800,000)	(11,362,000)	1,000,000	6,406,000
Preferential income tax rate (as a percent)																	15.00%
Preferential Enterprise Income Tax rate from 2008 to 2010 (as a percent)												15.00%
One-time adjustment to EIT recognized due to the change in tax rate													2,800,000	17,769,000	(1,200,000)	(7,693,000)
Statute of limitations period for underpayment of income taxes due to computational errors										3 years
Statute of limitations period under special circumstances										5 years
Underpayment of income tax liability specifically listed as a special circumstance for extended period of statute of limitations											100,000
Statute of limitations period for transfer pricing related adjustment										10 years
Statute of limitations for tax evasion										0 years
Withholding tax rate (as a percent)										10.00%
Current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income
Income tax benefit (expense), current		(21,486,000)	8,078,000	(42,467,000)
Income tax benefit, deferred		10,176,000	5,961,000	10,172,000
Change in valuation allowance		(7,501,000)	(7,261,000)	(5,600,000)
Total	$ (3,107,000)	(18,811,000)	6,778,000	(37,895,000)		$ 0	$ 0	$ 0